Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement Bond Portfolio
		Fair Value Measurement
June 30, 2017	Fair Value	Level 3

Bond portfolio	$13,046,616	$13,046,616

		Fair Value Measurement
December 31, 2016	Fair Value	Level 3

Bond portfolio	$11,482,616	$11,482,616

Change In Fair Value Bond Portfolio
Bond Portfolio

Balance at December 31, 2016	$11,482,616
Purchases	1,621,000
Proceeds	(57,000)
Balance at June 30, 2017	$13,046,616

Fair Value Financial Instruments
	June 30, 2017
	Level 1	Level 2	Level 3	Fair Value at June 30, 2017
Impaired Loans	$—	$—	$1,172,294	$1,172,294
Real estate held for resale	—	—	225,872	225,872
	$—	$—	$1,398,166	$1,398,166

	December 31, 2016
	Level 1	Level 2	Level 3	Fair Value at December 31, 2016
Impaired Loans	$—	$—	$1,189,873	$1,189,873
Real estate held for resale	—	—	340,872	340,872
	$—	$—	$1,530,745	$1,530,745

Changes In Fair Value Financial Instruments

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2016	$1,189,873	$340,872
Additions	7,036	—
Dispositions	—	(115,000)
Provision for other than temporary losses	(24,615)	—
Balance at June 30, 2017	$1,172,294	$225,872